Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		£ 5,060	£ 5,518	£ 5,776
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		1,074	1,076	1,104
Freehold Property | US, UK, Bangladesh, Indonesia and South Korea
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment			1,076	1,074
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		£ 483	556	£ 609
Leasehold Property | Japan, Brazil, Germany, Romania and Poland | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Lease term		5 years
Leasehold Properties Acquired and Another
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment		£ 132	135
Right-of-use Assets Leased Properties
Disclosure Of Property Plant And Equipment [Line Items]
Right-of-use assets property plant and equipment	£ 351		£ 421